Expense Example, No Redemption (Invesco Van Kampen Real Estate Securities Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Real Estate Securities Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 691
3 Years	989
5 Years	1,309
10 Years	2,211
Class B, Invesco Van Kampen Real Estate Securities Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	225
3 Years	694
5 Years	1,190
10 Years	2,365
Class C, Invesco Van Kampen Real Estate Securities Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	225
3 Years	694
5 Years	1,190
10 Years	2,554
Class Y, Invesco Van Kampen Real Estate Securities Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	124
3 Years	387
5 Years	670
10 Years	$ 1,477